ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of assets and Liabilities of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 354,760	$ 581,010	$ 118,167	$ 150,414
Restricted cash, current	97,988	255,917
Short-term investments	455,184	10,138
Accounts receivable, net	49,691	44,541
Commitment deposits	47,312
Prepayments and other current assets	30,161	31,758
Deferred tax assets, current	2,991	3,165
Total current assets	1,179,891	963,653
Non-current assets:
Property and equipment, net	217,105	221,442
Long-term investments	121,292
Restricted cash, non-current	109,495	257,499
Deferred tax assets, non-current	1,570	1,728
Prepayment for business acquisition	9,806
Other non-current assets	16,556	22,627
Total non-current assets	564,348	541,436
Total assets	1,744,239	1,505,089
Current liabilities:
Deferred revenue	119,042	115,043
Accrued expenses and other liabilities	221,901	143,292
Customer's refundable fees	42,392	53,066
Income tax payable	35,394	43,688
Total current liabilities	500,139	445,626
Non-current liabilities:
Other non-current liabilities	385	479
Total non-current liabilities	611,411	615,996
Total liabilities	1,111,550	1,061,622
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Current assets:
Cash and cash equivalents	28,856	135,814
Restricted cash, current	97,988	255,917
Short-term investments	22,774	10,138
Accounts receivable, net	11,847	13,177
Commitment deposits	47,312
Prepayments and other current assets	20,553	21,549
Deferred tax assets, current	1,462	565
Total current assets	230,792	437,160
Non-current assets:
Property and equipment, net	18,166	16,068
Long-term investments	120,819	34,251
Restricted cash, non-current	109,495	224,039
Deferred tax assets, non-current	271	11
Prepayment for business acquisition	9,806
Other non-current assets	7,814	10,466
Total non-current assets	266,371	284,835
Total assets	497,163	721,995
Current liabilities:
Deferred revenue	30,671	28,284
Accrued expenses and other liabilities	64,846	57,380
Customer's refundable fees	17,637	10,418
Income tax payable	6,742	95
Intercompany payable to the WOFEs	137,168	409,983
Total current liabilities	257,064	506,160
Non-current liabilities:
Other non-current liabilities	4	7
Total non-current liabilities	4	7
Total liabilities	257,068	506,167
Net assets	$ 240,095	$ 215,828